Inventory (Details) - Schedule of inventory - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Raw materials and supplies		$ 44
Finished goods	1,087	278
Provision for impairment		(79)
Inventory	$ 1,087	$ 243